ADVANCED SERIES TRUST
655 Broad Street, 17th Floor
Newark, New Jersey 07102

April 5, 2019

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Re:  Preliminary Proxy Statement of
AST Morgan Stanley Multi-Asset Portfolio of Advanced Series Trust

(Securities Act File No. 033-24962 and Investment Company Act File No. 811-05186)

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is the Registrant’s preliminary proxy statement (the Proxy Statement). The Proxy Statement is being filed in connection with a proposed Plan of Substitution (the Plan) for the above-referenced portfolio (the Portfolio) as part of a planned liquidation of the Portfolio. The Plan is being proposed in order to enable the Registrant’s investment managers to complete the substitution of shares of beneficial interest of the AST Government Money Market Portfolio, a series of the Registrant, for shares of beneficial interest of Portfolio. If approved by shareholders of the Portfolio, the substitution is expected to occur on or about July 1, 2019. The liquidation and the substitution of beneficial shares of the Portfolio are described in greater detail in the Proxy Statement.

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-1495.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Kathleen DeNicholas
Kathleen DeNicholas